Oil and Gas Reserves Information (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Extractive Industries [Abstract]
Percentage of discount factor	10.00%	10.00%